Regulatory Reserve For Credit Loss Details of adjusted net income and earning loss per share with planned reserves (Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩) ₩ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩) ₩ / shares	Dec. 31, 2015 KRW (₩) ₩ / shares
Disclosure of adjusted earnings per share after provision reversal of regulatory reserve for credit loss [Abstract]
Net income (loss)	₩ 1,530,088	$ 1,433,445	₩ 1,277,533	₩ 1,075,392
Provision of regulatory reserve for credit loss	140,266		182,939	499,110
Adjusted net income after the provision of regulatory reserve	₩ 1,389,822		₩ 1,094,594	₩ 576,282
Adjusted EPS after the provision of regulatory reserve (Unit: Korean Won) | ₩ / shares	₩ 1,817		₩ 1,320	₩ 584